Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000243076 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243076 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243076 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243076 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243076 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243076 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243076 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243076 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243076 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243076 | Autodesk, Inc.FR_052769106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243076 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000243076 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243076 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243076 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243076 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243076 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243076 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243076 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243076 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243076 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000220374 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220374 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220374 | Constellium SEFR_F21107101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220374 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220374 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220374 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220374 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220374 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220374 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220374 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220374 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000220374 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220374 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220374 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220374 | SectorMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220374 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220374 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220374 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220374 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220374 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220374 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220374 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220374 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220374 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220374 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220374 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220375 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220375 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220375 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220375 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220375 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220375 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220375 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220375 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220375 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000220375 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220375 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000220375 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220375 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220375 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220375 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220375 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220375 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220375 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220375 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220375 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%